Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Janus Detroit Street Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust
Janus Henderson Short Duration Income ETF
Supplement dated April 30, 2020
to the Currently Effective Prospectus
On April 23, 2020, the Board of Trustees (“Board”) of Janus Detroit Street Trust (the “Trust”) approved a number of changes for Janus Henderson Short Duration Income ETF (the “Fund”). These changes are described below, along with the corresponding changes to the Fund’s Prospectus.
First, the Board approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of the Fund. The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Fund to Janus Capital. The new annual management fee rate schedule is effective May 1, 2020. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Daily Net Assets		NEW Daily Net Assets

$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%	$0-$500 million Next $500 million Over $1 billion	0.30% 0.25% 0.20%
Second, the Board authorized an expense limitation agreement for the Fund pursuant to which Janus Capital has contractually agreed to waive and/or reimburse the Fund’s “Total Annual Fund Operating Expenses” for at least the period May 1, 2020 through February 28, 2021 as described further below.
The Fund’s Prospectus is supplemented as indicated below:

1.	Effective May 1, 2020, the following replaces the corresponding information under “Fund Summary—Fees and Expenses of the Fund” for the Fund:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.28%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(2)	0.28%
Fee Waiver(2)	0.02%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.26%
(1)
The Fund’s Management Fee is a “unitary” fee that is designed to pay substantially all operating expenses, except for distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Management Fee has been restated from 0.32% to 0.28% to reflect a new management fee rate schedule effective May 1, 2020.

(2)
Janus Capital has contractually agreed to waive and/or reimburse its Management Fee to the extent that the Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed 0.26% for at least the period May 1, 2020 through February 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$27	$88	$155	$354

4.	“Market Risk” in the “Fund Summary—Principal Investment Risks” section of the Fund’s summary prospectus is deleted in its entirety and replaced with the following:
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets.
Please retain this Supplement with your records.

Janus Detroit Street Trust
Janus Henderson Small Cap Growth Alpha ETF
Janus Henderson Small/Mid Cap Growth Alpha ETF
The Long-Term Care ETF
Supplement dated April 30, 2020
to the Currently Effective Prospectuses
On April 23, 2020, the Board of Trustees of Janus Detroit Street Trust (the “Trust”) approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of each of Janus Henderson Small Cap Growth Alpha ETF, Janus Henderson Small/Mid Cap Growth Alpha ETF, and The Long-Term Care ETF (each a “Fund” and, together, the “Funds”). The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Funds to Janus Capital. The new annual management fee rate schedule is effective May 1, 2020. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Daily Net Assets		NEW Daily Net Assets

$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%	$0-$500 million Next $500 million Over $1 billion	0.30% 0.25% 0.20%
Each Fund’s Prospectus is supplemented as indicated below:

1.	Effective May 1, 2020, the following replaces the corresponding information under “Fund Summary—Fees and Expenses of the Fund” for each of the Funds:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.30%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%
(1)
The Fund’s Management Fee is a “unitary” fee that is designed to pay substantially all operating expenses, except for distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Management Fee has been restated from 0.35% to 0.30% to reflect a new management fee rate schedule effective May 1, 2020.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

3.
For Janus Henderson Small Cap Growth Alpha ETF, “Market Risk” in the “Fund Summary – Principal Investment Risks” section of the Fund’s summary prospectus is deleted in its entirety and replaced with the following:

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The Underlying Index focuses on the small-sized capitalization sector of the stock market, and therefore at times the Fund may underperform the overall stock market. Market risk may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets.

4.
For Janus Henderson Small/Mid Cap Growth Alpha ETF, “Market Risk” in the “Fund Summary—Principal Investment Risks” section of the Fund’s summary prospectus is deleted in its entirety and replaced with the following:

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The Underlying Index focuses on the small- and medium-sized capitalization sector of the stock market, and therefore at times the Fund may underperform the overall stock market. Market risk may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets.

5.	For The Long Term Care ETF, “Market Risk” in the “Fund Summary—Principal Investment Risks” section of the Fund’s summary prospectus is deleted in its entirety and replaced with the following:
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets.

Please retain this Supplement with your records.

Janus Detroit Street Trust
Janus Henderson Mortgage-Backed Securities ETF
Supplement dated April 30, 2020
to the Currently Effective Prospectus
On April 23, 2020, the Board of Trustees of Janus Detroit Street Trust (the “Trust”) approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of Janus Henderson Mortgage-Backed Securities ETF (the “Fund”). The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Fund to Janus Capital. The new annual management fee rate schedule is effective May 1, 2020. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Daily Net Assets		NEW Daily Net Assets

$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%	$0-$500 million Next $500 million Over $1 billion	0.30% 0.25% 0.20%
The Fund’s Prospectus is supplemented as indicated below:

1.	Effective May 1, 2020, the following replaces the corresponding information under “Fund Summary-Fees and Expenses of the Fund” for the Fund:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.30%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(2)	0.02%
Total Annual Fund Operating Expenses	0.32%
(1)
The Fund’s Management Fee is a “unitary” fee that is designed to pay substantially all operating expenses, except for distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Management Fee has been restated from 0.35% to 0.30% to reflect a new management fee rate schedule effective May 1, 2020.

(2)
Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of gross expenses included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$33	$103	$180	$406

3.	“Market Risk” in the “Fund Summary—Principal Investment Risks” section of the Fund’s summary prospectus is deleted in its entirety and replaced with the following:
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets.
Please retain this Supplement with your records.

Janus Henderson Short Duration Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust
Janus Henderson Short Duration Income ETF
Supplement dated April 30, 2020
to the Currently Effective Prospectus
On April 23, 2020, the Board of Trustees (“Board”) of Janus Detroit Street Trust (the “Trust”) approved a number of changes for Janus Henderson Short Duration Income ETF (the “Fund”). These changes are described below, along with the corresponding changes to the Fund’s Prospectus.
First, the Board approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of the Fund. The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Fund to Janus Capital. The new annual management fee rate schedule is effective May 1, 2020. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Daily Net Assets		NEW Daily Net Assets

$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%	$0-$500 million Next $500 million Over $1 billion	0.30% 0.25% 0.20%
Second, the Board authorized an expense limitation agreement for the Fund pursuant to which Janus Capital has contractually agreed to waive and/or reimburse the Fund’s “Total Annual Fund Operating Expenses” for at least the period May 1, 2020 through February 28, 2021 as described further below.
The Fund’s Prospectus is supplemented as indicated below:

1.	Effective May 1, 2020, the following replaces the corresponding information under “Fund Summary—Fees and Expenses of the Fund” for the Fund:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.28%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(2)	0.28%
Fee Waiver(2)	0.02%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.26%
(1)
The Fund’s Management Fee is a “unitary” fee that is designed to pay substantially all operating expenses, except for distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Management Fee has been restated from 0.32% to 0.28% to reflect a new management fee rate schedule effective May 1, 2020.

(2)
Janus Capital has contractually agreed to waive and/or reimburse its Management Fee to the extent that the Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed 0.26% for at least the period May 1, 2020 through February 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$27	$88	$155	$354

4.	“Market Risk” in the “Fund Summary—Principal Investment Risks” section of the Fund’s summary prospectus is deleted in its entirety and replaced with the following:
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets.

Please retain this Supplement with your records.

Janus Henderson Small Cap Growth Alpha ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust
Janus Henderson Small Cap Growth Alpha ETF
Supplement dated April 30, 2020
to the Currently Effective Prospectuses
On April 23, 2020, the Board of Trustees of Janus Detroit Street Trust (the “Trust”) approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of each of Janus Henderson Small Cap Growth Alpha ETF, Janus Henderson Small/Mid Cap Growth Alpha ETF, and The Long-Term Care ETF (each a “Fund” and, together, the “Funds”). The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Funds to Janus Capital. The new annual management fee rate schedule is effective May 1, 2020. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Daily Net Assets		NEW Daily Net Assets

$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%	$0-$500 million Next $500 million Over $1 billion	0.30% 0.25% 0.20%
Each Fund’s Prospectus is supplemented as indicated below:

1.	Effective May 1, 2020, the following replaces the corresponding information under “Fund Summary—Fees and Expenses of the Fund” for each of the Funds:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.30%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%
(1)
The Fund’s Management Fee is a “unitary” fee that is designed to pay substantially all operating expenses, except for distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Management Fee has been restated from 0.35% to 0.30% to reflect a new management fee rate schedule effective May 1, 2020.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

3.
For Janus Henderson Small Cap Growth Alpha ETF, “Market Risk” in the “Fund Summary – Principal Investment Risks” section of the Fund’s summary prospectus is deleted in its entirety and replaced with the following:

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The Underlying Index focuses on the small-sized capitalization sector of the stock market, and therefore at times the Fund may underperform the overall stock market. Market risk may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets.

Please retain this Supplement with your records.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust
Janus Henderson Small/Mid Cap Growth Alpha ETF
Supplement dated April 30, 2020
to the Currently Effective Prospectuses
On April 23, 2020, the Board of Trustees of Janus Detroit Street Trust (the “Trust”) approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of each of Janus Henderson Small Cap Growth Alpha ETF, Janus Henderson Small/Mid Cap Growth Alpha ETF, and The Long-Term Care ETF (each a “Fund” and, together, the “Funds”). The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Funds to Janus Capital. The new annual management fee rate schedule is effective May 1, 2020. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Daily Net Assets		NEW Daily Net Assets

$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%	$0-$500 million Next $500 million Over $1 billion	0.30% 0.25% 0.20%
Each Fund’s Prospectus is supplemented as indicated below:

1.	Effective May 1, 2020, the following replaces the corresponding information under “Fund Summary—Fees and Expenses of the Fund” for each of the Funds:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.30%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%
(1)
The Fund’s Management Fee is a “unitary” fee that is designed to pay substantially all operating expenses, except for distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Management Fee has been restated from 0.35% to 0.30% to reflect a new management fee rate schedule effective May 1, 2020.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

4.
For Janus Henderson Small/Mid Cap Growth Alpha ETF, “Market Risk” in the “Fund Summary—Principal Investment Risks” section of the Fund’s summary prospectus is deleted in its entirety and replaced with the following:

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The Underlying Index focuses on the small- and medium-sized capitalization sector of the stock market, and therefore at times the Fund may underperform the overall stock market. Market risk may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets.

Please retain this Supplement with your records.

The Long-Term Care ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust
The Long-Term Care ETF
Supplement dated April 30, 2020
to the Currently Effective Prospectuses
On April 23, 2020, the Board of Trustees of Janus Detroit Street Trust (the “Trust”) approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of each of Janus Henderson Small Cap Growth Alpha ETF, Janus Henderson Small/Mid Cap Growth Alpha ETF, and The Long-Term Care ETF (each a “Fund” and, together, the “Funds”). The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Funds to Janus Capital. The new annual management fee rate schedule is effective May 1, 2020. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Daily Net Assets		NEW Daily Net Assets

$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%	$0-$500 million Next $500 million Over $1 billion	0.30% 0.25% 0.20%
Each Fund’s Prospectus is supplemented as indicated below:

1.	Effective May 1, 2020, the following replaces the corresponding information under “Fund Summary—Fees and Expenses of the Fund” for each of the Funds:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.30%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%
(1)
The Fund’s Management Fee is a “unitary” fee that is designed to pay substantially all operating expenses, except for distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Management Fee has been restated from 0.35% to 0.30% to reflect a new management fee rate schedule effective May 1, 2020.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

5.	For The Long Term Care ETF, “Market Risk” in the “Fund Summary—Principal Investment Risks” section of the Fund’s summary prospectus is deleted in its entirety and replaced with the following:
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets.

Please retain this Supplement with your records.

Janus Henderson Mortgage-Backed Securities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust
Janus Henderson Mortgage-Backed Securities ETF
Supplement dated April 30, 2020
to the Currently Effective Prospectus
On April 23, 2020, the Board of Trustees of Janus Detroit Street Trust (the “Trust”) approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of Janus Henderson Mortgage-Backed Securities ETF (the “Fund”). The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Fund to Janus Capital. The new annual management fee rate schedule is effective May 1, 2020. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Daily Net Assets		NEW Daily Net Assets

$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%	$0-$500 million Next $500 million Over $1 billion	0.30% 0.25% 0.20%
The Fund’s Prospectus is supplemented as indicated below:

1.	Effective May 1, 2020, the following replaces the corresponding information under “Fund Summary-Fees and Expenses of the Fund” for the Fund:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.30%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(2)	0.02%
Total Annual Fund Operating Expenses	0.32%
(1)
The Fund’s Management Fee is a “unitary” fee that is designed to pay substantially all operating expenses, except for distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Management Fee has been restated from 0.35% to 0.30% to reflect a new management fee rate schedule effective May 1, 2020.

(2)
Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of gross expenses included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$33	$103	$180	$406

3.	“Market Risk” in the “Fund Summary—Principal Investment Risks” section of the Fund’s summary prospectus is deleted in its entirety and replaced with the following:
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets.
Please retain this Supplement with your records.